Business (Details Narrative) - $ / shares	Jun. 27, 2018	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued		24,988,416	24,438,416	22,809,666
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
Contribution Agreement [Member] | B4MC Gold Mines, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	100.00%
Common Stock, Shares, Issued	17,001,312
Common Stock, Par or Stated Value Per Share	$ 0.001
Equity Method Investment, Ownership Percentage	100.00%